Current and long-term debt DNB /GIEK Credit facility 2019 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Nov. 30, 2019
Commercial bank tranche [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.50%
DNB / GIEK credit facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 55,500,000
Number of vessels		2
Borrowings, Periodic Payment, Amount	$ 1,600,000
DNB / GIEK credit facility 2019 (ECA facility) [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 47,200,000
GIEK tranche [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.50%
GIEK tranche [Member] | DNB / GIEK credit facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 41,600,000
Commercial bank tranche [Member] | DNB / GIEK credit facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		5,600,000
Commercial facility [Member] | DNB / GIEK credit facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 8,300,000